Segment reporting, Total revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Segment	Sep. 30, 2021 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Total Revenues [Abstract]
Shipping revenues		$ 108,227	$ 59,095	$ 283,860	$ 212,018
Other revenues		1,711	0	2,392	0
Total revenues		109,938	59,095	286,251	212,018
IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		4,600	8,800	14,200	30,800
Time Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[1]	19,884	28,576	57,208	119,420
Voyage Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues		$ 88,343	$ 30,519	$ 226,651	$ 92,598

[1]	Time charter revenues are presented in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $4.6 million in the third quarter of 2022, $8.8 million in the third quarter of 2021, $14.2 million in the first three quarters of 2022 and $30.8 million in the first three quarters of 2021 is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.